UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Accounts Portfolios Trust
Mutual Funds
Nuveen Managed
July 31, 2022
Annual
Report
Fund Name
Municipal Total Return Managed Accounts Portfolio
NMTRX

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 7
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 8
Yields 11
Expense Examples 12
Report of Independent Registered Public Accounting Firm 13
Portfolio of Investments 14
Statement of Assets and Liabilities 58
Statement of Operations 59
Statement of Changes in Net Assets 60
Financial Highlights 61
Notes to Financial Statements 63
Important Tax Information 70
Additional Fund Information 71
Glossary of Terms Used in this Report 72
Liquidity Risk Management Program 73
Annual Investment Management Agreement Approval Process 74
Trustees and Officers 80

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Persistently high inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-
19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal
Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating slower economic growth. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June,
July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to
3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 23, 2022

Portfolio Managers’
Comments

Municipal Total Return Managed Accounts Portfolio
This Fund was developed exclusively for use within Nuveen-sponsored separately managed accounts and is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain
Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower-quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. The Fund is managed by Nuveen Asset Management LLC, an affiliate of Nuveen Fund Advisor, LLC, the Fund’s investment adviser. Martin J. Doyle, CFA, has served as manager for the Fund since its inception in 2007.
Here the Fund’s portfolio manager reviews the U.S. economy and municipal bond markets, key investment strategies and the Fund’s performance for the twelve-month reporting period ended July 31, 2022. For more information on the Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and municipal bond markets during the twelve-month annual reporting period ended
July 31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without putting the economy into a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies beginning in March of 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
Also, two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6% in the second quarter of 2022, according to the second estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022, the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost since the beginning of the pandemic.
The broad municipal bond market declined over the twelve-month reporting period, primarily driven by interest rate and economic uncertainty in the second half of the reporting period. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but the municipal bond market experienced outflows in the first half of 2022. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, but widening began in the later months of the reporting period as the market sold off. Market conditions turned more favorable in July 2022. During the month, there were some early indications of investor flow stabilization, falling interest rates and improved financial market sentiment, although these changes were not substantial enough to offset earlier declines, nor did these trends persist in the months immediately following the reporting period. Many municipal issuers delayed bringing new issues to market to avoid market volatility, temporarily reducing primary market supply.

Portfolio Managers’ Comments
(continued)

What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund and its portfolio serve as a component of a Nuveen separate municipal bond managed account product, so the Fund’s shares are offered only to investors who hold the separately managed account product. The Fund is permitted to invest across both the entire yield curve and credit spectrum of the municipal bond market. The portfolio of the separately managed account product, including both the Fund shares and directly purchased municipal securities, maintains, on a combined basis, an intermediate-term and higher quality characteristics. However, the Fund component of the product has historically focused more on lower quality and longer-term securities, which has served to elevate the prospects of the overall product for additional yield and total return, with a commensurate increase in overall risk.
The investment management team’s main initiatives during the reporting period were to reduce exposure to lower-coupon bonds, which generally underperformed during much of the reporting period, and to increase exposure to higher-coupon bonds. When credit spreads widened during the period, the portfolio opportunistically added mid-grade and high yield exposure. These actions were intended to increase the longer-term income generation of the Fund’s portfolio.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s total return at NAV underperformed the Bloomberg 7-Year Municipal Bond Index for the twelve-month reporting period.
For the purposes of this performance commentary, references to relative performance are in comparison to the Bloomberg 7-Year
Municipal Bond Index.
The Fund’s underperformance was primarily driven by its duration positioning and credit quality weights. The Fund was positioned with a longer duration, which had a negative impact on performance during a period of sharply rising yields. An additional detractor was the Fund’s overweight to A, BBB and lower-rated bonds, as higher credit quality generally outperformed lower quality during the reporting period.
Partially offsetting the relative underperformance was the Fund’s slightly higher than usual cash level at times over the reporting period, which benefited results during periods of volatility.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, political and economic risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. The Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
This is a special municipal bond Fund developed exclusively for use within Nuveen-sponsored separately managed accounts.
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance returns quoted represents past performance and does not predict or guarantee future results.
Investment
returns and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements). Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever the Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for the Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
The Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of the
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Municipal Total Return Managed Accounts Portfolio
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
July 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg 7 Year Municipal Bond Index.
** The Fund’s investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or re-
imburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of July 31, 2022
Growth of an Assumed $10,000 Investment as of July 31, 2022
 - Class I Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
July 31, 2022
Average Annual Expense Ratios
**
Inception
Date 1-Year 5-Year 10-Year Gross Net
Shares at NAV 5/31/07 (9.42)% 2.02% 3.26% 0.10% 0.05%
Bloomberg 7 Year Municipal Bond Index – (5.18)% 1.72% 2.23% — —
Effective Leverage Ratio 6.65%

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 104.5%
Other Assets Less Liabilities 2.2%
Net Assets Plus Floating Rate
Obligations 106.7%
Floating Rate Obligations (6.7)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.5%
AAA 6.8%
AA 32.8%
A 20.3%
BBB 12.5%
BB or Lower 1.9%
N/R (not rated) 20.2%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 19.3%
Transportation 18.9%
Tax Obligation/Limited 16.1%
Tax Obligation/General 13.6%
Education and Civic
Organizations 11.8%
Utilities 10.9%
U.S. Guaranteed 5.8%
Other 3.6%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 11.9%
Florida 10.8%
California 8.8%
Indiana 5.9%
Illinois 5.6%
Colorado 4.6%
New York 4.5%
Pennsylvania 3.3%
District of Columbia 3.1%
New Jersey 2.9%
Ohio 2.6%
Utah 2.2%
Louisiana 1.9%
North Carolina 1.9%
Michigan 1.8%
Wisconsin 1.8%
Missouri 1.7%
Massachusetts 1.7%
Kansas 1.5%
Arizona 1.4%
Hawaii 1.2%
Virginia 1.2%
South Dakota 1.1%
Georgia 1.0%
South Carolina 1.0%
Other 14.6%
Total 100%
1 See Portfolio of Investments for the remaining states comprising "Other" and not listed in the States and Territories above.

Yields
as of July 31, 2022

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7
– Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discount.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Dividend Yield 3.08%
SEC 30-Day Yield - Subsidized 3.51%
SEC 30-Day Yield - Unsubsidized 3.40%
Taxable-Equivalent Yield - Subsidized (40.8%)
1
5.93%
Taxable-Equivalent Yield - Unsubsidized (40.8%)
1
5.74%
1 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The
Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2022.
The beginning of the period is February 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $935.92
Expenses Incurred During the Period $–
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,025.21
Expenses Incurred During the Period $–
Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Managed Accounts Portfolios Trust and Shareholders of
Municipal Total Return Managed Accounts Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Municipal Total Return Managed Accounts Portfolio (one of the funds constituting Nuveen Managed Accounts
Portfolios Trust, referred to hereafter as the "Fund") as of July 31, 2022, the related statement of operations for the year ended July 31, 2022, the statement of changes in net assets for each of the two years in the period ended July
31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July
31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2022 and the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
September 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments July 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 104.5% –
X
1,543,616,783 MUNICIPAL BONDS - 104.5%
X 1,543,616,783
Alabama - 0.6%
$ 800 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/34 - BAM Insured
7/30 at 100.00 AA $ 912,800
1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A 1,324,585
930 Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
3.000%, 6/01/50 - AGM Insured
6/30 at 100.00 AA 731,417
Tuscaloosa County Board of Education, Alabama, Special
Tax School Warrants, Series 2017:
960 5.000%, 2/01/36, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (4) 1,089,312
795 5.000%, 2/01/37, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (4) 902,087
1,050 5.000%, 2/01/43, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (4) 1,191,435
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA 2,602,515
8,115 Total Alabama 8,754,151
Alaska - 0.9%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+ (4) 1,211,485
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2 1,456,574
4,470 Alaska Municipal Bond Bank, General Obligation Bonds, One Series 2022,
5.000%, 12/01/40 (5)
12/31 at 100.00 N/R 5,033,220
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+ 1,613,595
2,860 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50,
(AMT)
12/30 at 100.00 A 3,081,135
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
545 5.000%, 6/01/32 6/31 at 100.00 A- 609,027
540 5.000%, 6/01/33 6/31 at 100.00 A- 600,804
12,415 Total Alaska 13,605,840
Arizona - 1.4%
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2017A:
1,000 5.000%, 7/01/36 7/24 at 100.00 AA 1,050,820
1,000 5.000%, 7/01/37 7/24 at 100.00 AA 1,050,430
1,250 5.000%, 7/01/38 7/24 at 100.00 AA 1,312,075
1,700 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A, 4.500%,
7/15/29, 144A
7/25 at 100.00 N/R 1,699,269
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 101,473

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB $ 1,002,110
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+ 99,666
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
875 3.000%, 7/01/38 7/31 at 100.00 AA- 788,856
910 3.000%, 7/01/39 7/31 at 100.00 AA- 812,794
Arizona Industrial Development Authority, Education
Facility Revenue Bonds, Leman Academy of Excellence
Projects, Series 2022A:
500 4.000%, 7/01/28 No Opt. Call N/R 515,420
500 4.000%, 7/01/29 No Opt. Call N/R 512,945
1,405 4.000%, 7/01/30 7/29 at 100.00 N/R 1,429,517
1,000 Florence Town Inc., Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional School Project - Queen Creek and
Casa Grande Campuses, Series 2013, 6.000%, 7/01/43, (Pre-refunded
7/01/23), 144A
7/23 at 100.00 BB+ (4) 1,039,160
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 N/R 286,622
1,325 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%,
1/01/49
7/30 at 100.00 AA- 1,103,063
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 A1 3,678,390
1,000 5.000%, 7/01/45 7/25 at 100.00 A1 1,056,180
225 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%,
7/01/44
7/24 at 100.00 BBB- 227,943
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 434,227
1,040 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 A 1,046,677
Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and
Equine Center Inc Project, Refunding Series 2015A:
135 3.900%, 9/01/24, 144A No Opt. Call BB+ 135,082
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+ 1,515,105
20,775 Total Arizona 20,897,824
Arkansas - 0.5%
Boone County, Arkansas, Hospital Revenue Bonds, North
Arkansas Regional Medical Center, Refunding Series 2022:
635 4.000%, 5/01/23 No Opt. Call N/R 641,115
300 4.000%, 5/01/24 No Opt. Call N/R 304,191
290 4.000%, 5/01/25 No Opt. Call N/R 295,524

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
Boone County, Arkansas, Hospital Revenue Refunding
Bonds, North Arkansas Regional Medical Center Project,
Refunding Series 2021:
$ 1,035 4.000%, 5/01/26 No Opt. Call N/R $ 1,055,410
1,080 4.000%, 5/01/27 No Opt. Call N/R 1,098,846
1,150 2.625%, 5/01/30 5/27 at 100.00 N/R 1,005,158
1,000 Cabot, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2021B, 3.000%, 12/01/56
12/28 at 100.00 N/R 800,780
2,500 University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus,
Series 2022A, 5.000%, 4/01/39
4/32 at 100.00 N/R 2,910,725
7,990 Total Arkansas 8,111,749
California - 9.3%
100 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, 2012 Election Series 2016C,
5.000%, 8/01/32
8/25 at 100.00 A1 107,742
6,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 6,183,900
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A 109,162
655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43 (5)
No Opt. Call AAA 826,531
5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38, (UB) (5)
11/27 at 100.00 A1 5,433,800
1,185 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/35
3/26 at 100.00 A+ 1,201,472
2,090 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (UB) (5)
8/31 at 100.00 N/R 2,100,032
205 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+ 216,958
California Health Facilities Financing Authority, Revenue
Bonds, Kaiser Permanente System, Series 2017A-2:
5,000 4.000%, 11/01/38, (UB) 11/27 at 100.00 AA- 5,077,400
5,000 5.000%, 11/01/47, (UB) (5) No Opt. Call AA- 6,084,700
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hosptial at
Stanford, Series 2017A:
775 5.000%, 11/15/37, (UB) (5) 11/27 at 100.00 AA- 852,640
1,000 5.000%, 11/15/42, (UB) (5) 11/27 at 100.00 AA- 1,090,890
115 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB (4) 117,433
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB 103,085
1,180 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36,
144A
7/26 at 100.00 BB 1,197,948
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities Project,
Series 2012A:
90 4.750%, 8/01/22 No Opt. Call BB 90,000
1,340 5.000%, 8/01/32 8/22 at 100.00 BB 1,339,973
850 5.250%, 8/01/42 8/22 at 100.00 BB 849,958

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A- $ 757,476
685 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30
8/27 at 100.00 A- 734,621
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
1,000 5.000%, 7/01/29 7/27 at 100.00 Baa2 1,081,990
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2 3,219,025
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2 1,662,098
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 BBB- 6,315,480
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+ 939,021
2,050 California Municipal Finance Authority, Student Housing Revenue Bonds,
CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021,
4.000%, 5/15/39 - BAM Insured
5/31 at 100.00 N/R 2,056,519
650 California School Finance Authority School Facility Revenue Bonds, KIPP
LA Projects, Series 2015A, 3.625%, 7/01/25, 144A
No Opt. Call BBB 663,124
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35,
144A
8/25 at 100.00 BBB 1,036,340
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R (4) 26,623
305 5.000%, 8/01/24, 144A No Opt. Call BBB 319,698
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R (4) 38,289
325 5.000%, 8/01/25, 144A No Opt. Call BBB 347,094
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB 771,639
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R (4) 71,109
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R (4) 27,349
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB 238,878
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A
8/28 at 100.00 BBB 1,057,700
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB- 1,539,618
755 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A
10/22 at 100.00 BBB- 759,515
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 N/R 722,491
325 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%,
6/01/37, 144A
6/27 at 100.00 N/R 336,671
310 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 N/R 326,538
100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 89,909
1,075 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB 1,102,638

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 300 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB $ 320,244
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 5.000%, 8/01/36, (UB)
8/26 at 100.00 Aa2 5,504,900
1,400 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 12/01/43
12/30 at 100.00 Aa2 1,618,582
California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds,
Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A- 886,471
830 5.000%, 10/01/32 10/26 at 100.00 A- 889,660
100 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB 102,231
3,900 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/36, 144A
6/26 at 100.00 BB 3,978,351
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB 170,488
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1 1,047,540
1,600 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-1,
2.800%, 3/01/47, 144A
3/32 at 100.00 N/R 1,296,928
4,000 El Cajon Redevelopment Agency Successor Agency, San Diego County,
California, Tax Allocation Bonds, Refunding Series 2018, 5.000%,
10/01/34 - BAM Insured
10/28 at 100.00 AA 4,524,680
3,500 Foothill-De Anza Community College District, Santa Clara County,
California, General Obligation Bonds, Election of 2020 Refunding Series
2021A, 3.000%, 8/01/39
8/31 at 100.00 AAA 3,329,165
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R 756,473
1,250 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35
9/23 at 103.00 N/R 1,266,875
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA- 55,731
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 N/R 1,263,862
1,400 Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%,
5/15/29, (AMT)
5/27 at 100.00 AA 1,556,086
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
2,500 5.000%, 5/15/44, (UB) (5) 5/29 at 100.00 Aa2 2,796,900
2,500 5.000%, 5/15/49, (UB) (5) 5/29 at 100.00 Aa2 2,782,250
Long Beach, California, Marina Revenue Bonds, Alamitos
Bay Marina Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB 335,114
745 5.000%, 5/15/26 5/25 at 100.00 BBB 788,269
750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 Aa2 796,792

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B:
$ 2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 Aa3 $ 2,350,612
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 Aa3 533,135
2,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/34, (AMT)
5/27 at 100.00 Aa3 2,161,340
1,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/33, (AMT)
11/27 at 100.00 Aa3 1,238,796
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA 393,941
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%, 12/01/47
12/29 at 103.00 N/R 1,170,510
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+ (4) 2,097,234
Ontario International Airport Authority, California, Revenue
Bonds, Series 2021B:
500 4.000%, 5/15/37 - AGM Insured, (AMT) 5/31 at 100.00 AA 504,815
475 4.000%, 5/15/38 - AGM Insured, (AMT) 5/31 at 100.00 AA 478,064
845 4.000%, 5/15/39 - AGM Insured, (AMT) 5/31 at 100.00 AA 848,312
Rancho Mirage Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Merged Redevelopment
Project, Northside Sub-Area, Refunding Series 2016A:
1,085 3.000%, 4/01/30 - BAM Insured 4/26 at 100.00 AA 1,095,449
2,245 3.000%, 4/01/31 - BAM Insured 4/26 at 100.00 AA 2,256,292
1,215 Sacramento Area Flood Control Agency, California, Spcial Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%,
10/01/32 - BAM Insured
10/24 at 100.00 AA 1,279,772
Sacramento Regional Transit District, California, Revenue
Bonds, Refunding Series 2021A:
1,000 4.000%, 3/01/40 3/31 at 100.00 A2 1,026,120
1,050 4.000%, 3/01/41 3/31 at 100.00 A2 1,073,457
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 4, Refunding Series 2015F:
615 5.000%, 9/01/26 9/25 at 100.00 BBB+ 660,805
1,290 5.000%, 9/01/27 9/25 at 100.00 BBB+ 1,383,770
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R 310,473
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+ 1,082,350
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+ 540,265
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B:
2,000 5.000%, 7/01/34, (AMT) 7/29 at 100.00 A+ 2,184,560
1,000 5.000%, 7/01/35, (AMT) 7/29 at 100.00 A+ 1,089,810
1,000 5.000%, 7/01/36, (AMT) 7/29 at 100.00 A+ 1,087,770
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/49,
(AMT), (UB) (5)
5/29 at 100.00 A1 10,776,200

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,280 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/33
8/26 at 100.00 A $ 1,389,069
Upland, California, Certificates of Participation, San Antonio
Regional Hospital, Series 2017:
585 5.000%, 1/01/25 No Opt. Call BBB 620,135
1,110 5.000%, 1/01/26 No Opt. Call BBB 1,199,377
530 5.000%, 1/01/28 No Opt. Call BBB 586,154
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County
Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 -
BAM Insured
9/26 at 100.00 AA 1,099,930
129,900 Total California 137,811,186
Colorado - 4.8%
640 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA 691,494
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 842,590
1,270 Arkansas River Power Authority, Colorado, Power Supply System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB 1,384,173
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+ 5,012,993
Castle Oaks Metropolitan District 3, Castle Rock, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020:
600 4.000%, 12/01/35 - AGM Insured 12/30 at 100.00 AA 639,138
780 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 AA 779,501
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R 500,906
Colorado Department of Transportation, Headquarters
Facilities Lease Purchase Agreement Certificates of
Participation, Series 2016:
1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2 1,098,950
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2 1,457,973
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB 506,460
1,250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, DSST ? Northeast Campus Project, Series 2021, 3.000%,
8/01/41
8/31 at 100.00 Aa3 1,044,225
300 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/42
12/22 at 100.00 BB+ 300,234
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Pinnacle Charter School, Refunding &
Improvement Series 2021A:
1,370 4.000%, 12/01/36 12/30 at 100.00 A+ 1,398,948
1,670 4.000%, 12/01/41 12/30 at 100.00 A+ 1,696,670
800 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 4.000%, 10/01/35
10/30 at 100.00 A- 819,424

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
$ 1,975 5.000%, 8/01/31 8/29 at 100.00 BBB+ $ 2,170,564
3,000 5.000%, 8/01/32 8/29 at 100.00 BBB+ 3,284,700
3,500 5.000%, 8/01/33 8/29 at 100.00 BBB+ 3,815,420
520 4.000%, 8/01/37 8/29 at 100.00 BBB+ 524,774
575 4.000%, 8/01/38 8/29 at 100.00 BBB+ 578,778
400 4.000%, 8/01/44 8/29 at 100.00 BBB+ 393,180
550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 585,051
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 BBB+ 753,360
1,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 5.000%, 12/01/28
12/22 at 100.00 A+ 1,653,345
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
15.900%, 1/01/35, 144A, (IF) (5)
1/24 at 100.00 AA- 1,165,820
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018, 5.000%,
12/01/33
12/23 at 103.00 N/R 915,417
630 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/41
3/30 at 100.00 Aa2 645,945
2,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46
3/31 at 100.00 N/R 2,527,425
1,750 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 N/R 1,836,257
2,500 Colorado State, Certificates of Participation, Rural Series 2021A, 5.000%,
12/15/34
12/31 at 100.00 Aa2 2,949,450
140 Costilla County School District R-30 Sierra Grande, Colorado, General
Obligation Bonds, Series 2019, 5.000%, 12/01/26
No Opt. Call Aa2 157,303
1,665 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 N/R 1,976,338
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
250 5.000%, 12/01/26 No Opt. Call Baa2 271,260
1,240 5.000%, 12/01/28 12/26 at 100.00 Baa2 1,330,508
500 5.000%, 12/01/36 12/26 at 100.00 Baa2 519,220
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 N/R 316,332
2,985 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021,
4.000%, 12/01/40 - BAM Insured
12/31 at 100.00 AA 3,059,535
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 N/R 462,135
Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA 1,428,588
1,665 5.500%, 12/01/36 12/27 at 100.00 AA 1,914,600

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 600 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/41 - AGM Insured
12/31 at 100.00 N/R $ 625,350
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 N/R 1,475,201
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 1,240,537
1,270 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/33
No Opt. Call A- 1,310,767
3,320 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2012A, 5.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 AA+ (4) 3,349,648
595 Sorrel Ranch Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2020, 4.000%, 12/01/31
- AGM Insured
12/30 at 100.00 AA 660,188
5,000 State of Colorado, Rural Colorado, Certificates of Participation, Series
2022, 6.000%, 12/15/40
12/32 at 100.00 N/R 6,342,750
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R 1,008,880
1,085 Weld County School District RE8, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/01/31
12/26 at 100.00 Aa2 1,215,742
65,285 Total Colorado 70,638,047
Connecticut - 0.8%
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/46
7/31 at 100.00 N/R 1,006,290
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/36 7/27 at 100.00 A 538,105
410 5.000%, 7/01/37 7/27 at 100.00 A 440,422
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/33
7/32 at 100.00 N/R 1,153,800
Harbor Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds, Harbor
Point Project, Refunding Series 2017:
1,500 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R 1,591,320
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R 6,781,979
10,875 Total Connecticut 11,511,916
Delaware - 0.2%
460 Delaware Economic Development Authority, Delaware, Delaware, First
State Montessori Academy, Inc. Project, Series 2019A, 4.000%, 8/01/29
No Opt. Call BBB- 462,953
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 N/R 311,141
235 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+ 230,782
540 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Series 2021, 4.000%, 9/01/41
9/31 at 100.00 N/R 511,342
700 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/40
1/32 at 100.00 N/R 722,526
2,275 Total Delaware 2,238,744

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 3.2%
$ 2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+ $ 2,175,540
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA 2,224,660
5,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49, (UB) (5)
4/28 at 100.00 AAA 5,506,400
1,000 District of Columbia, General Obligation Bonds, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 Aaa 1,080,150
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1 1,075,150
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/40, (UB) (5)
9/29 at 100.00 AAA 5,180,450
District of Columbia, Income Tax Secured Revenue Bonds,
Series 2020C:
3,110 4.000%, 5/01/40 5/30 at 100.00 AAA 3,227,154
5,000 4.000%, 5/01/45, (UB) (5) 5/30 at 100.00 AAA 5,146,900
5,000 District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A- 5,452,400
District of Columbia, Washington, D.C., Revenue Bonds,
Association of Amercian Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (4) 1,039,920
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (4) 1,039,920
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (4) 597,954
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+ 2,119,480
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+ 2,119,480
District of Columbia, Washington, D.C., Revenue Bonds,
KIPP DC Issue, Series 2019:
250 5.000%, 7/01/28 No Opt. Call BBB+ 275,492
250 5.000%, 7/01/29 No Opt. Call BBB+ 277,975
1,325 4.000%, 7/01/39 7/29 at 100.00 N/R 1,298,434
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 7,011,550
600 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/36, (AMT)
10/28 at 100.00 Aa3 657,996
45,110 Total District of Columbia 47,507,005
Florida - 11.3%
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Series 2021:
325 4.000%, 10/01/30 10/27 at 103.00 N/R 327,649
800 4.000%, 10/01/40 10/27 at 103.00 N/R 763,968
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022:
530 4.250%, 5/01/32 No Opt. Call N/R 527,456
1,000 5.000%, 5/01/42 5/32 at 100.00 N/R 1,014,350
750 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
9/23 at 100.00 BBB 761,962

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/47
4/32 at 100.00 N/R $ 2,190,160
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3 5,535,150
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A1 2,091,888
Broward County, Florida, Airport System Revenue Bonds,
Series 2019A:
2,750 5.000%, 10/01/37, (AMT) 10/29 at 100.00 A1 3,036,935
1,750 5.000%, 10/01/39, (AMT) 10/29 at 100.00 A1 1,923,582
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 N/R 1,104,240
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3 1,516,186
3,680 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2018, 5.000%, 7/01/43
7/28 at 100.00 A+ 4,001,522
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2021A:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 N/R 212,667
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 N/R 86,624
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA- 3,281,837
500 Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series
2020, 5.000%, 12/01/32
12/29 at 100.00 AA+ 586,310
Cocoa, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2018C:
1,225 5.000%, 10/01/36 10/28 at 100.00 AA 1,400,727
1,315 5.000%, 10/01/37 10/28 at 100.00 AA 1,497,719
1,000 5.000%, 10/01/38 10/28 at 100.00 AA 1,135,730
1,190 Daytona Beach Florida Housing Authority,Multi-family Housing Revenue
Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 N/R 1,144,590
Deerfield Beach, Florida, Capital Improvement Revenue
Bonds, Series 2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA 3,235,502
1,200 5.000%, 12/01/38 12/28 at 100.00 AA 1,352,736
Florida Atlantic University FAU Finance Corporation,
Capital Improvement Revenue Bonds, Student Housing
Project, Series 2019B:
2,495 4.000%, 7/01/37 7/29 at 100.00 A1 2,555,703
2,295 4.000%, 7/01/38 7/29 at 100.00 A1 2,337,733
235 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A, 5.750%, 7/01/24
No Opt. Call N/R 239,465
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R 179,613
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 396,034
1,700 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2021A, 4.000%,
12/15/51, 144A
12/29 at 100.00 N/R 1,464,176

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 170 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35, 144A
6/25 at 100.00 N/R $ 178,039
2,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 2,002,640
4,525 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
8/22 at 103.00 N/R 4,368,661
750 Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, UF Health - Jacksonville Project, Series 2022A, 4.000%, 2/01/41
- AGM Insured
2/32 at 100.00 N/R 761,010
Florida Development Finance Corporation, Revenue
Bonds, Brightline Passenger Rail Expansion Project, Series
2021A-1:
1,760 2.900%, 12/01/56, (AMT), (Mandatory Put 4/04/23) 8/22 at 100.00 N/R 1,759,120
715 6.750%, 12/01/56, (AMT), (Mandatory Put 8/15/23), 144A 8/22 at 102.50 N/R 710,495
560 Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility
System, Refunding Series 2019, 5.000%, 10/01/29 - AGM Insured
No Opt. Call AA 650,266
1,000 Florida Gulf Coast University Finanacing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2019A, 3.000%, 2/01/39
2/30 at 100.00 A+ 850,370
2,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 N/R 2,082,760
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 N/R 708,442
3,465 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3 3,495,908
Greater Orlando Aviation Authority, Florida, Airport
Facilities Revenue Bonds, Series 2019A:
2,560 5.000%, 10/01/26, (AMT) No Opt. Call Aa3 2,827,827
4,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3 4,529,600
1,570 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2022A, 4.000%, 10/01/38, (AMT)
10/31 at 100.00 N/R 1,586,532
Greater Orlando Aviation Authority, Florida, Orlando
Airport Facilities Revenue Bonds, Priority Subordinated
Series 2017A:
1,010 5.000%, 10/01/32, (AMT) 10/27 at 100.00 A1 1,102,718
400 5.000%, 10/01/34, (AMT) 10/27 at 100.00 A1 434,268
2,500 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/37, (AMT)
10/31 at 100.00 N/R 2,538,475
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 Aa3 785,492
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 A1 (4) 3,129,870
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health Sciences
Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000 4.000%, 8/01/45 2/31 at 100.00 A 1,932,220
10,535 4.000%, 8/01/55 2/31 at 100.00 A 9,791,018

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facilitiy Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 N/R $ 3,106,589
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R 1,114,928
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health
Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA 1,802,444
725 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/39
11/29 at 100.00 A 720,846
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 N/R 467,116
800 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A,
5.000%, 6/15/24, 144A
8/22 at 100.00 BB- 800,680
Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016:
1,110 5.000%, 10/01/24, (AMT) No Opt. Call AA- 1,174,480
605 5.000%, 10/01/26, (AMT) No Opt. Call AA- 666,020
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3 1,157,599
5,000 Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds,
Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46, (UB) (5)
1/29 at 100.00 AA 4,984,050
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A- 883,515
250 5.000%, 11/15/26 11/24 at 100.00 A- 262,180
375 5.000%, 11/15/27 11/24 at 100.00 A- 392,168
500 5.000%, 11/15/28 11/24 at 100.00 A- 520,810
4,000 5.000%, 11/15/44 11/24 at 100.00 N/R 4,094,360
Miami Dade County, Florida, Rickenbacker Causeway
Revenue Bonds, Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A- 940,599
920 5.000%, 10/01/28 10/24 at 100.00 A- 958,502
500 5.000%, 10/01/30 10/24 at 100.00 A- 518,740
1,800 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port
of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30, (Pre-
refunded 3/01/23), 144A
3/23 at 100.00 N/R (4) 1,829,556
4,870 Miami-Dade County Health Facilities Authority, 4.000%, 8/01/42, (UB) (5) 8/31 at 100.00 A+ 4,856,413
705 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2012A, 5.000%, 10/01/25, (Pre-refunded
10/01/22), (AMT)
10/22 at 100.00 A2 (4) 709,089
1,145 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 A2 1,201,025
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A 1,061,820
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A 4,274,520
1,400 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/44
4/31 at 100.00 AA- 1,411,046
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call N/R 525,995

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 -
AGM Insured
11/27 at 100.00 AA $ 1,104,800
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
745 5.000%, 10/01/29 No Opt. Call N/R 819,172
400 5.000%, 10/01/35 10/29 at 100.00 BBB+ 429,940
250 5.000%, 10/01/36 10/29 at 100.00 BBB+ 268,180
250 5.000%, 10/01/38 10/29 at 100.00 BBB+ 266,967
250 5.000%, 10/01/39 10/29 at 100.00 BBB+ 266,433
Palm Beach County Health Facilities Authority, Florida,
Hospital Revenue Bonds, Jupiter Medical Center, Series
2022:
620 5.000%, 11/01/34 11/32 at 100.00 N/R 676,587
750 5.000%, 11/01/36 11/32 at 100.00 N/R 807,990
2,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2018B, 5.000%, 5/15/33
5/27 at 100.00 N/R 2,039,900
425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3 456,816
505 Pinellas County School Board, Florida, Certificates of Participation, Master
Lease Program, Seris 2017A, 5.000%, 7/01/37
7/27 at 100.00 Aa3 555,929
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1 961,036
1,360 Saint Petersburg, Florida, Public Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/41
4/31 at 100.00 Aa2 1,400,406
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
265 4.000%, 6/15/30, 144A No Opt. Call Ba1 256,117
280 4.000%, 6/15/31, 144A No Opt. Call Ba1 267,865
South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016:
65 5.000%, 5/01/23 No Opt. Call AA 66,690
2,000 4.000%, 5/01/33 5/26 at 100.00 AA 2,036,400
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+ (4) 519,370
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A+ 1,439,703
1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A+ 553,091
5,000 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 N/R 5,931,750
6,000 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Series
2020A, 4.000%, 10/01/48, (UB) (5)
10/30 at 100.00 AAA 6,148,440
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
8/22 at 100.00 N/R 12,034
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
8/22 at 100.00 N/R 0
1,500 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 2.850%, 5/01/36
5/29 at 100.00 N/R 1,264,785

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Village Community Development District 14, Florida, Special Assessment
Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 N/R $ 3,106,530
Wildwood Utility Dependent District, Florida, Revenue
Bonds, South Sumter Utility Project, Series 2021:
750 5.000%, 10/01/36 - BAM Insured 10/31 at 100.00 N/R 879,502
1,000 5.000%, 10/01/41 - BAM Insured 10/31 at 100.00 N/R 1,139,880
1,250 5.000%, 10/01/46 - BAM Insured 10/31 at 100.00 N/R 1,403,038
161,495 Total Florida 167,642,386
Georgia - 1.0%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 N/R 3,378,990
220 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 17.869%, 3/01/23, 144A, (IF) (5)
No Opt. Call Aa2 287,630
Brookhaven Development Authority, Georgia, Revenue
Bonds, Children's Healthcare of Atlanta, Inc. Project, Series
2019A:
1,335 4.000%, 7/01/44, (UB) (5) 7/29 at 100.00 AA+ 1,345,520
3,665 4.000%, 7/01/49, (UB) (5) 7/29 at 100.00 AA+ 3,667,309
Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A:
2,390 5.000%, 4/01/35 4/27 at 100.00 A 2,571,114
1,380 5.000%, 4/01/37 4/27 at 100.00 A 1,479,401
1,315 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 N/R 1,364,681
1,120 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2021, 4.000%,
4/01/39
4/31 at 100.00 N/R 1,130,080
14,425 Total Georgia 15,224,725
Hawaii - 1.2%
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
300 4.000%, 1/01/25 No Opt. Call BBB+ 305,508
500 4.000%, 1/01/26 No Opt. Call BBB+ 510,670
665 4.000%, 1/01/27 No Opt. Call BBB+ 680,953
350 4.000%, 1/01/28 No Opt. Call BBB+ 358,166
360 4.000%, 1/01/29 No Opt. Call BBB+ 367,160
250 4.000%, 1/01/30 No Opt. Call BBB+ 253,563
275 4.000%, 1/01/31 1/30 at 100.00 BBB+ 276,897
270 4.000%, 1/01/32 1/30 at 100.00 BBB+ 270,262
200 4.000%, 1/01/33 1/30 at 100.00 BBB+ 199,454
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A 1,639,600
2,000 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A+ 2,086,060
2,000 Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37 1/29 at 100.00 AA+ 2,265,540
500 Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds,
Series 2021A, 3.000%, 7/01/41
7/31 at 100.00 AAA 466,425
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 Aa1 2,160,180
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41 , (WI/DD, Settling 8/04/22)
7/32 at 100.00 N/R 4,596,019

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
Kauai County, Hawaii, Special Tax Bonds, Community
Facilities District 2008-1 Kukuiula Development Project,
Series 2022:
$ 440 4.000%, 5/15/29 No Opt. Call N/R $ 440,497
470 4.000%, 5/15/30 No Opt. Call N/R 467,486
375 5.000%, 5/15/31 No Opt. Call N/R 399,094
250 5.000%, 5/15/32 No Opt. Call N/R 265,485
16,645 Total Hawaii 18,009,019
Idaho - 0.9%
Boise State University, Idaho, General Revenue Bonds,
Series 2018A:
575 5.000%, 4/01/38 4/28 at 100.00 Aa3 634,725
600 5.000%, 4/01/39 4/28 at 100.00 Aa3 661,194
Boise-Kuna Irrigation District, Ada and Canyon Counties,
Idaho, Arrowrock Hydroelectric Project Revenue Bonds,
Refunding Series 2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3 532,960
1,000 5.000%, 6/01/30 12/24 at 100.00 A3 1,064,510
2,090 5.000%, 6/01/31 12/24 at 100.00 A3 2,222,360
Canyon County School District 139, Idaho, General
Obligation Bonds, Series 2019B:
1,000 5.000%, 9/15/37 3/29 at 100.00 Aaa 1,134,710
750 5.000%, 9/15/39 3/29 at 100.00 Aaa 847,297
3,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R 2,310,990
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A- 1,359,062
710 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/39
3/32 at 100.00 N/R 719,805
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA- 938,906
1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32,
144A
5/29 at 103.00 N/R 1,098,174
100 Idaho State University, General Revenue Bonds, Refunding Series 2016,
5.000%, 4/01/23
No Opt. Call A1 102,127
13,610 Total Idaho 13,626,820
Illinois - 5.8%
Beford Park Village, Illinois, Hotel and Motel Tax Revenue
Bonds, Refunding Series 2015A:
920 4.000%, 12/01/22 No Opt. Call Baa2 924,333
1,395 4.000%, 12/01/23 No Opt. Call Baa2 1,421,700
1,000 Board of Trustees of Southern Illinois University, Housing and Auxiliary
Facilities System Revenue Bonds, Refunding Series 2021A, 4.000%,
4/01/40 - BAM Insured
4/31 at 100.00 AA 993,600
1,985 Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34
1/28 at 100.00 AA 2,250,037
2,155 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Refunding Series 2020A, 4.000%, 1/01/37 - BAM Insured
1/30 at 100.00 N/R 2,182,692
633 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
8/22 at 100.00 N/R 633,149

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
$ 2,000 5.000%, 1/01/27 1/24 at 100.00 A $ 2,070,140
3,000 5.000%, 1/01/30 1/24 at 100.00 A 3,092,160
Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2019A:
725 5.000%, 12/01/38 12/29 at 100.00 AA+ 831,466
760 5.000%, 12/01/39 12/29 at 100.00 AA+ 869,752
795 5.000%, 12/01/40 12/29 at 100.00 AA+ 907,818
770 5.000%, 12/01/41 12/29 at 100.00 AA+ 876,376
Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2019B:
930 5.000%, 12/01/38 12/29 at 100.00 AA+ 1,066,570
975 5.000%, 12/01/39 12/29 at 100.00 AA+ 1,115,800
6,415 Hoffman Estates Park District, Cook County, Illinois, General Obligation
Bonds, Refunding Series 2020A, 5.000%, 12/01/40 - BAM Insured
12/30 at 100.00 AA+ 7,287,761
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A 107,353
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
875 5.000%, 10/01/34 10/30 at 100.00 BBB+ 954,048
750 5.000%, 10/01/35 10/30 at 100.00 BBB+ 815,767
115 Illinois Finance Authority, Local Government Program Revenue Bonds,
Elmhurst Community Unit School District 205 Project, Series 2019,
5.000%, 1/01/29
1/28 at 100.00 AA+ 132,114
360 Illinois Finance Authority, Revenue Bonds,  Centegra Health System,
Tender Option Bond Trust 2016-XF2339, 14.215%, 9/01/32, 144A, (IF)
(5)
9/22 at 100.00 AA+ 364,108
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
900 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) (5) 5/25 at 100.00 AA (4) 979,164
145 5.000%, 5/01/45, (UB) (5) 5/25 at 100.00 N/R 156,738
4,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's
Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35, (UB) (5)
8/27 at 100.00 AA 4,326,800
4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 A (4) 5,009,085
Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst
Healthcare, Series 2017A:
100 5.000%, 1/01/23, (ETM) No Opt. Call A (4) 101,415
3,000 5.000%, 1/01/36, (Pre-refunded 1/01/27) 1/27 at 100.00 A (4) 3,383,850
5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded 7/01/26)
7/26 at 100.00 AA- (4) 5,362,100
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 4.000%, 11/15/33
11/25 at 100.00 A 1,019,050
220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3 226,783
6,000 Illinois Finance Authority, Revenue Bonds, Smith Crossing, Refunding
Series 2022, 4.000%, 10/15/37
4/29 at 103.00 N/R 5,559,360
5,000 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/39
8/31 at 100.00 AA- 5,005,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of
Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3 $ 850,493
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 AA- 5,549,042
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 N/R 1,273,646
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured , (WI/DD, Settling 9/01/22)
2/30 at 100.00 N/R 680,268
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds,
Lewis & Clark Community College, Refunding Series 2017A, 5.000%,
11/01/33 - AGM Insured
11/26 at 100.00 AA 789,208
570 Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series
2019B, 3.000%, 12/01/37
12/26 at 100.00 AA+ 570,006
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,300 4.000%, 10/01/38 - BAM Insured 4/31 at 100.00 AA 1,308,294
850 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 AA 853,918
400 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 AA 400,152
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project,
Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB 1,030,430
150 Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose
Series 2013A, 4.000%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa1 (4) 151,261
Stephenson County School District 145, Freeport, Illinois,
General Obligation Bonds, Limited School Series 2018A:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA 692,478
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA (4) 161,641
University of Illinois, Auxiliary Facilities System Revenue
Bonds, Series 2014A:
100 5.000%, 4/01/39 4/24 at 100.00 A+ 103,122
6,000 5.000%, 4/01/44 4/24 at 100.00 N/R 6,173,520
50 University of Illinois, UIC South Campus Development Project Revenue
Bonds, Series 2003, 5.000%, 1/15/23 - NPFG Insured
8/22 at 100.00 A+ 50,131
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue Source
Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+ 4,098,000
1,000 Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%,
12/01/43
12/22 at 100.00 Aaa 1,001,490
80,763 Total Illinois 85,763,339
Indiana - 6.1%
5,195 Center Grove Multi-Facility School Building Corporation, Johnson County,
Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C,
5.500%, 7/10/39
1/31 at 100.00 AA+ 6,188,388
2,000 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2021,
5.000%, 7/15/35
1/31 at 100.00 N/R 2,308,620
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 N/R 2,795,525
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 940,580

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
GCS School Building Corporation One, Elkhart County,
Indiana, First Mortgage Bonds, Series 2019:
$ 655 5.000%, 1/15/29 No Opt. Call AA+ $ 763,795
685 5.000%, 1/15/30 7/29 at 100.00 AA+ 798,847
720 5.000%, 1/15/31 7/29 at 100.00 AA+ 833,976
Hamilton Southeastern Consolidated School Building
Corporation, Hamilton County, Indiana, First Mortgage
Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+ 785,792
795 5.000%, 7/15/36 1/28 at 100.00 AA+ 889,796
500 5.000%, 7/15/37 1/28 at 100.00 AA+ 558,505
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+ 1,114,170
850 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA- 849,107
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Refunding Series 2014A:
560 5.000%, 2/01/26 2/24 at 100.00 A- 583,408
425 5.000%, 2/01/27 2/24 at 100.00 A- 442,089
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Series 2019:
1,100 5.000%, 2/01/33 8/29 at 100.00 A- 1,231,439
1,350 5.000%, 2/01/35 8/29 at 100.00 A- 1,492,438
2,420 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1 2,607,381
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, DePauw
University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 N/R 4,297,320
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A2 4,057,009
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3 260,427
665 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019A, 5.000%, 11/01/35
5/29 at 100.00 N/R 720,900
1,785 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/42 - AGM Insured
1/32 at 100.00 N/R 1,964,946
2,800 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Bond Series 2019A, 5.000%, 2/01/38
2/29 at 100.00 AAA 3,163,272
3,500 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Series 2019C, 5.000%, 2/01/32
2/29 at 100.00 AAA 4,035,430
800 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/36
10/31 at 100.00 AA- 839,520
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2011A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+ 2,164,975
Indiana Municipal Power Agency Power Supply System
Revenue Bonds, Refunding Series 2016C:
1,240 5.000%, 1/01/27 7/26 at 100.00 A+ 1,379,153
1,420 5.000%, 1/01/38 7/26 at 100.00 A+ 1,542,489
1,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2013A, 5.250%, 1/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 A+ (4) 1,033,040
670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+ 731,566
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/49, (UB) (5)
2/29 at 100.00 AAA 5,536,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series
2018V, 5.000%, 7/01/36
7/28 at 100.00 AA $ 1,797,445
1,000 Lawrence Township School Building Corporation, Indiana, First Mortgage
Bonds, Series 2020, 2.000%, 7/15/34
7/30 at 100.00 AA+ 851,320
North Montgomery High School Building Corporation,
Indiana, First Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+ 2,632,403
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+ 2,746,798
Plymouth Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+ 1,864,904
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+ 4,091,407
Richmond Hospital Authority, Indiana, Revenue Bonds,
Reid Hospital Project,  Refunding Series 2015A:
500 5.000%, 1/01/28 1/25 at 100.00 A 527,740
815 5.000%, 1/01/29 1/25 at 100.00 A 857,739
Silver Creek School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2021:
1,300 3.000%, 1/15/36 7/31 at 100.00 AA+ 1,286,922
725 3.000%, 1/15/37 7/31 at 100.00 AA+ 708,405
4,905 Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2022B, 6.000%,
7/15/39
7/32 at 100.00 N/R 6,179,319
Vinton-Tecumseh School Building Corporation, Tippecanoe
County, Indiana, First Mortgage Bonds, Series 2021:
1,200 3.000%, 7/15/39 1/31 at 100.00 AA+ 1,127,760
1,250 3.000%, 7/15/40 1/31 at 100.00 AA+ 1,155,513
500 3.000%, 1/15/41 1/31 at 100.00 AA+ 470,915
Whitley County Middle School Building Corporation,
Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590 5.000%, 7/15/37 1/30 at 100.00 AA+ 1,818,165
3,300 5.000%, 7/15/38 1/30 at 100.00 AA+ 3,763,353
1,710 5.000%, 1/15/39 1/30 at 100.00 AA+ 1,945,895
81,915 Total Indiana 90,736,756
Iowa - 0.6%
Iowa Finance Authority, State Revolving Fund Revenue
Bonds, Green Series 2021A:
2,490 4.000%, 5/15/29 5/28 at 103.00 N/R 2,411,665
1,260 4.000%, 5/15/30 5/28 at 103.00 N/R 1,200,591
1,410 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/37
6/31 at 100.00 A- 1,425,524
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 A 3,169,740
8,160 Total Iowa 8,207,520
Kansas - 1.5%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba1 1,116,323
4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA 4,485,960
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3 218,421
2,100 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A, 5.000%, 9/01/37
9/29 at 100.00 Aa2 2,424,135

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 1,495 Sedgwick County Unified School District 266 Maize, Harvey County,
Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31
9/27 at 100.00 AA $ 1,613,823
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/35
9/25 at 100.00 AA- 2,105,340
2,690 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019B, 5.000%, 3/01/33
3/30 at 100.00 AA- 3,100,709
7,000 Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%,
12/01/39, (AMT)
12/25 at 100.00 AA+ 7,602,980
20,565 Total Kansas 22,667,691
Kentucky - 0.4%
775 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1 682,310
375 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 3.000%, 7/01/46
7/31 at 100.00 A 291,315
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2 818,100
1,180 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call A1 1,017,478
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2020A:
1,415 2.000%, 9/01/32 - AGM Insured 9/28 at 100.00 AA 1,212,570
1,525 2.125%, 9/01/34 - AGM Insured 9/28 at 100.00 AA 1,283,303
6,020 Total Kentucky 5,305,076
Louisiana - 2.0%
1,850 Ascension Parishwide School District, Louisiana, General Obligation
Bonds, School Series 2020, 4.000%, 3/01/39
3/30 at 100.00 AA 1,936,561
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB 360,290
350 4.000%, 10/01/35 10/30 at 100.00 BBB 358,708
350 4.000%, 10/01/36 10/30 at 100.00 BBB 357,192
350 4.000%, 10/01/37 10/30 at 100.00 BBB 355,870
Greater New Orleans Expressway Commission, Louisiana,
Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000 5.000%, 11/01/36 - AGM Insured 11/25 at 100.00 AA 1,089,150
805 5.000%, 11/01/37 - AGM Insured 11/25 at 100.00 AA 876,500
4,000 5.000%, 11/01/42 - AGM Insured 11/25 at 100.00 AA 4,340,840
700 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.?Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/40 - AGM Insured
10/30 at 100.00 AA 727,706
200 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R 200,322
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
2,000 5.000%, 5/15/33 5/27 at 100.00 A 2,141,100
2,000 5.000%, 5/15/34 5/27 at 100.00 A 2,132,960
2,640 5.000%, 5/15/35 5/27 at 100.00 A 2,810,597

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 860 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2021, 4.000%,
10/01/38
10/31 at 100.00 Baa1 $ 855,726
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A2 425,876
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A2 530,285
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A2 375,391
Port New Orleans Board of Commissioners, Louisiana,
Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA 3,253,470
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA 927,467
2,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB- 1,980,860
Tangipahoa Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, North Oaks Health System
Project, Refunding Series 2021:
1,625 4.000%, 2/01/37 2/31 at 100.00 N/R 1,605,793
1,720 4.000%, 2/01/39 2/31 at 100.00 N/R 1,694,234
27,915 Total Louisiana 29,336,898
Maine - 0.1%
1,155 Portland, Maine, General Airport Revenue Bonds, Refunding Green Series
2019, 4.000%, 1/01/40
1/30 at 100.00 BBB+ 1,136,277
Maryland - 1.0%
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 Baa3 267,768
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health System, Series
2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 1,276,344
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 683,000
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A (4) 2,247,836
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A 1,102,780
650 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 3.000%, 7/01/38
7/31 at 100.00 Aa2 610,837
7,700 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/48
10/28 at 100.00 AA+ 8,314,537
13,545 Total Maryland 14,503,102
Massachusetts - 1.7%
1,060 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2021A, 2.000%, 5/01/37
5/30 at 100.00 Aa2 833,732
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A 1,772,980
1,385 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/37 , (WI/DD,
Settling 8/11/22)
10/32 at 100.00 N/R 1,615,145

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2021G:
$ 350 5.000%, 7/01/38 7/31 at 100.00 A- $ 390,124
400 5.000%, 7/01/39 7/31 at 100.00 A- 444,748
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
680 4.000%, 7/01/46 7/31 at 100.00 Baa2 653,527
2,355 4.000%, 7/01/51 7/31 at 100.00 Baa2 2,236,732
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
1,350 5.000%, 7/01/34 1/29 at 100.00 BBB+ 1,485,257
1,255 5.000%, 7/01/36 1/29 at 100.00 BBB+ 1,373,108
2,085 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018B, 4.000%, 2/15/43
2/24 at 100.00 AA+ 2,093,653
3,500 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/37
4/27 at 100.00 Aa1 3,866,730
3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 Aa1 4,289,506
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/50
11/30 at 100.00 Aa1 4,557,560
23,965 Total Massachusetts 25,612,802
Michigan - 1.9%
Coldwater Communiuty Schools, Branch County, Michigan,
General Obligation Bonds, School Building & Site Series
2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA 570,185
1,220 5.000%, 5/01/42 5/28 at 100.00 AA 1,361,483
5,000 Holly Area School District, Oakland County, Michigan, General Obligation
Bonds, School Building & Site, Series 2022I, 5.250%, 5/01/48
5/32 at 100.00 N/R 5,803,950
Kalamazoo Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Bronson Healthcare Group, Inc., Refunding
Series 2016:
95 5.000%, 5/15/26 No Opt. Call N/R 103,719
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R (4) 5,569
335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 N/R 341,918
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43, (UB) (5)
11/28 at 100.00 Aa3 1,118,060
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Calvin University,
Refunding Series 2021:
505 5.000%, 9/01/36 9/31 at 100.00 A- 567,559
1,205 5.000%, 9/01/37 9/31 at 100.00 A- 1,345,636
380 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 318,691
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36
12/30 at 100.00 A- 1,017,440
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 N/R 866,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 N/R $ 5,141,200
Oakland University, Michigan, General Revenue Bonds,
Series 2019:
930 5.000%, 3/01/39 3/29 at 100.00 A1 1,009,850
1,000 5.000%, 3/01/40 3/29 at 100.00 A1 1,081,880
1,025 5.000%, 3/01/41 3/29 at 100.00 A1 1,106,877
1,900 Ottawa County, Michigan, General Obligation Bonds, Refunding Water
Supply System Series 2015, 5.000%, 8/01/30
2/25 at 100.00 Aaa 2,044,970
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/33, (Pre-refunded 3/01/24)
3/24 at 100.00 A+ (4) 2,314,906
1,140 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/35
11/25 at 100.00 Aa3 1,227,654
25,450 Total Michigan 27,348,387
Minnesota - 0.6%
4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R 4,427,532
585 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
8/22 at 102.00 BB+ 596,413
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019:
1,155 3.000%, 12/01/29 No Opt. Call BBB- 1,093,473
1,895 5.000%, 12/01/39 12/29 at 100.00 BBB- 2,002,409
790 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%,
1/01/24
1/23 at 100.00 N/R 778,577
9,005 Total Minnesota 8,898,404
Mississippi - 0.9%
Mississippi Development Bank, Special Obligation Bonds,
Meridian Water and Sewer System, Green Series 2020:
350 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA 352,923
500 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 503,660
2,500 4.000%, 7/01/45 - BAM Insured 7/30 at 100.00 AA 2,509,700
1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin County
School District General Obligation Project, Series 2019, 5.000%, 6/01/40
6/29 at 100.00 AA 1,277,102
4,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+ 4,151,480
2,000 Mississippi State, General Obligation Bonds, Series 2021A, 3.000%,
6/01/40
6/30 at 100.00 AA 1,849,380
2,135 Mississippi State, General Obligation Bonds, Series 2021C, 4.000%,
10/01/38
10/28 at 100.00 N/R 2,224,691
12,620 Total Mississippi 12,868,936
Missouri - 1.7%
500 Central Southwest Missouri Community College District, Missouri,
Certificates of Participation, Ozarks Technical Community College,
Series 2021, 3.000%, 3/01/41
3/29 at 100.00 AA- 450,515
1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa3 1,121,470

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%,
5/01/52
5/32 at 100.00 N/R $ 2,310,585
5,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 A+ 4,931,100
5,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2021, 4.000%, 2/01/42
2/29 at 103.00 N/R 4,721,000
600 Northwest Missouri State University, Housing System Revenue Bonds,
Refunding Series 2022, 5.000%, 6/01/28 - BAM Insured
No Opt. Call N/R 675,816
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 N/R 2,572,413
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 N/R 2,737,768
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
430 4.000%, 12/01/37 12/25 at 100.00 AA+ 441,468
850 4.000%, 12/01/38 12/25 at 100.00 AA+ 868,811
835 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A2 912,045
264 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
8/22 at 100.00 N/R 142,560
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,497,825
Wentzville, Missouri, Certificates of Participation, Series
2019:
895 5.000%, 11/01/28 11/27 at 100.00 A3 1,010,751
590 5.000%, 11/01/30 11/27 at 100.00 A3 660,912
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 - AGM
Insured
9/32 at 100.00 N/R 750,198
24,554 Total Missouri 25,805,237
Montana - 0.8%
Bozeman, Montana, Tax Increment Revenue Bonds,
Bozeman Midtown Urban Renewal District, Serie 2020:
500 4.000%, 7/01/35 - AGM Insured 7/30 at 100.00 AA 532,275
425 4.000%, 7/01/40 - AGM Insured 7/30 at 100.00 AA 440,721
510 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/23
No Opt. Call A+ 517,844
Montana Facility Finance Authority, Montana, Health
Facilities Reveue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2018:
675 5.000%, 6/01/36 6/28 at 100.00 A 723,397
1,255 5.000%, 6/01/37 6/28 at 100.00 A 1,341,909
2,685 Montana State University, Facilities Revenue Bonds, Board of Regents of
High Education, Improvement Series 2018E, 5.000%, 11/15/43
11/27 at 100.00 Aa3 2,956,856
1,470 Montana State University, General Revenue Bonds, Series 2022, 5.250%,
11/15/52 - AGM Insured , (WI/DD, Settling 8/16/22)
11/32 at 100.00 N/R 1,696,938
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana, General
Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35
7/28 at 100.00 A 3,365,374
10,500 Total Montana 11,575,314

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 1.1%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
$ 1,045 5.000%, 11/15/36 5/27 at 100.00 AA- $ 1,106,822
1,070 5.000%, 11/15/37 5/27 at 100.00 AA- 1,131,932
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/29
11/25 at 100.00 A 964,692
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 N/R 2,004,460
2,235 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/39
1/32 at 100.00 N/R 2,268,972
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
1,000 5.000%, 7/01/27 No Opt. Call BBB 1,102,540
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB 1,622,595
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29
7/25 at 100.00 BBB 551,917
600 Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding
Bonds, Series 2017A, 5.000%, 12/15/34, (AMT)
12/26 at 100.00 Aa3 644,844
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,106,610
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1 3,097,024
14,675 Total Nebraska 15,602,408
Nevada - 1.0%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
505 5.000%, 9/01/31 9/27 at 100.00 A- 547,955
1,000 5.000%, 9/01/33 9/27 at 100.00 A- 1,073,590
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2 4,243,200
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3 125,329
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41, (UB) (5)
6/26 at 100.00 Aa1 2,171,680
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
1,160 4.000%, 12/01/23 No Opt. Call N/R 1,171,101
920 4.250%, 12/01/24 No Opt. Call N/R 939,624
445 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call N/R 444,257
2,425 Nevada System of Higher Education, Certificates of Participation, Series
2020A, 3.000%, 7/01/40
7/29 at 100.00 AA 2,131,429
Nevada System of Higher Education, Universities Revenue
Bonds, Series 2021:
1,255 3.000%, 7/01/40 7/31 at 100.00 Aa2 1,121,267
1,295 3.000%, 7/01/41 7/31 at 100.00 Aa2 1,145,454
15,120 Total Nevada 15,114,886

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire - 0.4%
$ 580 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2012, 5.000%, 7/01/27
8/22 at 100.00 BBB+ $ 580,946
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+ 3,327,850
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+ 2,056,704
160 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36
2/28 at 100.00 A 170,843
5,835 Total New Hampshire 6,136,343
New Jersey - 3.0%
2,000 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/28
2/24 at 100.00 BBB+ 2,064,400
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
460 5.000%, 7/15/23 No Opt. Call BBB- 469,802
485 5.000%, 7/15/24 No Opt. Call BBB- 503,391
510 5.000%, 7/15/25 No Opt. Call BBB- 537,229
535 5.000%, 7/15/26 No Opt. Call BBB- 569,941
560 5.000%, 7/15/27 No Opt. Call BBB- 602,997
3,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/34
11/29 at 100.00 Baa1 3,305,730
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call Baa1 1,073,170
1,465 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/44
12/29 at 100.00 N/R 1,566,100
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
1,755 5.000%, 10/01/22, (AMT) No Opt. Call Baa3 1,761,686
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa3 1,564,513
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa3 1,877,886
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 1,053,330
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017,
5.000%, 10/01/29
4/28 at 100.00 Baa1 5,474,500
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+ 2,438,698
4,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 5.000%, 6/15/34
12/31 at 100.00 N/R 4,458,040
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 Baa1 1,790,117
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
330 5.250%, 6/15/33 6/23 at 100.00 Baa1 336,488
645 5.000%, 6/15/36 6/23 at 100.00 Baa1 655,636
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 Baa1 210,964
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 Baa1 1,000,370
2,145 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/37
12/30 at 100.00 Baa1 2,347,767

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,060 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/36
6/31 at 100.00 Baa1 $ 1,085,376
2,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 1/01/32
1/27 at 100.00 A+ 2,205,540
500 Passaic County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bond, Patterson City Board of Education
Project, Green Series 2020, 3.000%, 2/01/39
2/30 at 100.00 Aa1 466,655
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 2,220,666
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 Baa1 1,368,432
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,310,713
41,560 Total New Jersey 44,320,137
New Mexico - 0.1%
850 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 5.000%, 7/01/38
7/30 at 100.00 AA 975,919
New York - 4.7%
Build New York City Resource Corporation, New York,
Revenue Bonds, Academic Leadership Charter School,
Series 2021:
310 4.000%, 6/15/26 No Opt. Call BBB- 318,023
300 4.000%, 6/15/28 No Opt. Call BBB- 307,683
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
4.000%, 6/01/31, 144A
6/29 at 100.00 N/R 240,782
Dormitory Authority of the State of New York, General
Revenue Bonds, Barnard College, Series 2022A:
785 5.000%, 7/01/37 7/30 at 100.00 N/R 858,437
500 5.000%, 7/01/38 7/30 at 100.00 N/R 544,875
1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call N/R 1,374,575
525 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 5.000%, 7/01/34
7/29 at 100.00 N/R 540,871
725 Dormitory Authority of the State of New York, Revenue Bonds, Cornell
University, Series 2019A, 5.000%, 7/01/32
7/29 at 100.00 N/R 752,593
20 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/29
8/28 at 100.00 N/R 21,242
470 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call N/R 514,250
250 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019A, 5.000%, 5/01/30
5/29 at 100.00 A- 280,220
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB- 323,001
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37
7/27 at 100.00 BBB 1,333,584
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa3 4,942,170
320 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 374,118

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 340 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 $ 409,683
1,455 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 1,516,314
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A 1,076,680
2,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A 2,220,760
150 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015B, 5.000%, 11/15/33
5/25 at 100.00 A3 156,391
925 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 BBB+ 993,219
1,500 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%,
12/01/31
12/30 at 100.00 BBB+ 1,664,835
2,260 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
8/22 at 100.00 CCC+ 2,257,516
New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB 1,301,834
370 5.000%, 7/01/32 7/25 at 100.00 BBB 386,217
1,020 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/39 - AGM Insured
1/31 at 100.00 AA 914,991
1,930 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB) (5)
6/25 at 100.00 AA+ 2,045,279
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Subseries CC-1, 5.000%, 6/15/38
12/26 at 100.00 AA+ 5,536,650
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+ 5,401,350
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA 3,268,200
775 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/38, (UB) (5)
8/26 at 100.00 AA 839,387
5,000 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/39
12/28 at 100.00 AA 5,601,200
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016B:
540 5.000%, 6/01/29 6/26 at 100.00 A 571,061
250 5.000%, 6/01/31 6/26 at 100.00 A- 263,630
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 2,859,568
1,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 3.000%, 2/15/42
2/30 at 100.00 N/R 1,011,091

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA $ 3,284,010
New York State Environmental Facilities Corporation, State
Clean Water and Drinking Water Revolving Funds Revenue
Bonds, Pooled Loan Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call AAA (4) 585,820
1,000 5.500%, 4/15/35, (ETM) No Opt. Call AAA (4) 1,269,390
100 New York State Thruway Authority, General Revenue Bonds, Series 2014J,
5.000%, 1/01/23
No Opt. Call A1 101,428
1,065 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 4.000%, 7/01/33, (AMT)
7/24 at 100.00 BBB 1,067,322
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/30, (AMT)
No Opt. Call N/R 5,539,600
1,530 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/27, (AMT)
No Opt. Call Aa3 1,716,002
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1 638,064
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 N/R 835,298
100 Suffolk County, New York, General Obligation Bonds, Public Improvement
Series 2018A, 5.000%, 6/01/26 - AGM Insured
No Opt. Call AA 110,700
260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA- 284,219
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R 456,923
63,905 Total New York 68,911,056
North Carolina - 1.9%
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2017B:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 1,060,170
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3 1,054,030
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Series 2019B:
890 5.000%, 7/01/29, (AMT) No Opt. Call Aa3 1,013,861
935 5.000%, 7/01/30, (AMT) 7/29 at 100.00 Aa3 1,062,768
985 5.000%, 7/01/31, (AMT) 7/29 at 100.00 Aa3 1,110,991
4,080 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40 (5)
7/25 at 100.00 AAA 4,369,435
1,300 Greater Asheville Regional Airport Authority, Airport System Revenue
Bonds, Series 2022A, 5.250%, 7/01/39 - AGM Insured, (AMT)
7/32 at 100.00 N/R 1,468,662
North Carolina Capital Facilities Finance Agency, Revenue
Bonds, Duke University Project, Series 2015 A:
125 5.000%, 10/01/41, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 AA+ (4) 137,500
1,020 5.000%, 10/01/55, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 AA+ (4) 1,122,000
3,155 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49, (UB) (5)
1/30 at 100.00 AA- 3,163,140

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
$ 305 5.000%, 3/01/28 No Opt. Call N/R $ 311,231
2,500 4.000%, 3/01/51 3/28 at 103.00 N/R 1,962,700
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37, (Pre-refunded 10/01/23)
10/23 at 103.00 BBB (4) 800,678
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB 1,059,800
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB 3,798,865
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3 1,211,188
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3 1,904,088
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3 1,228,603
690 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/33, (AMT)
5/30 at 100.00 Aa3 778,803
27,230 Total North Carolina 28,618,513
North Dakota - 0.7%
3,290 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24 , (WI/DD, Settling 8/10/22)
8/23 at 100.00 N/R 3,293,718
1,190 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/37
12/31 at 100.00 Baa2 1,179,314
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
490 3.000%, 5/01/35 5/27 at 100.00 Baa2 433,013
2,320 3.000%, 5/01/41 5/27 at 100.00 Baa2 1,909,685
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA- 1,491,822
1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BBB- 1,587,643
10,140 Total North Dakota 9,895,195
Ohio - 2.7%
1,000 Bethel Local School District, Miami County, Ohio, Certificates of
Participation, Series 2020, 4.000%, 12/01/36 - BAM Insured
6/28 at 100.00 AA 1,054,520
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
975 4.000%, 6/01/37 6/30 at 100.00 A- 987,802
945 4.000%, 6/01/38 6/30 at 100.00 A- 954,176
945 4.000%, 6/01/39 6/30 at 100.00 A- 951,501
City of Elyria, Ohio, General Obligation Various Purpose
Bonds, Series 2018:
1,315 5.000%, 12/01/39, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA (4) 1,353,043
3,045 5.000%, 12/01/43, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA (4) 3,133,092
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (4) 348,373
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (4) 119,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA $ 969,484
1,000 Cuyahoga Community College District, Ohio, General Obligation Bonds,
Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37
6/26 at 100.00 Aa1 1,093,090
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+ 2,105,520
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA 2,533,365
2,250 5.000%, 6/01/37 6/28 at 100.00 AAA 2,521,057
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49
No Opt. Call AA 6,091,800
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+ 553,646
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 1,052,284
Ohio Higher Educational Facility Commission, Revenue
Bonds, Kenyon College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A 535,065
495 5.000%, 7/01/42 7/27 at 100.00 A 522,963
455 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/37
1/30 at 100.00 A3 481,950
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA 2,759,325
2,040 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32
1/28 at 100.00 AA 2,296,224
2,450 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 6/01/44
12/29 at 100.00 AAA 2,772,151
2,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/39
12/29 at 100.00 AAA 2,855,700
2,245 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/44
12/29 at 100.00 A- 2,396,807
36,930 Total Ohio 40,442,258
Oklahoma - 0.8%
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
2,145 5.000%, 10/01/33 10/32 at 100.00 N/R 2,409,478
1,925 5.000%, 10/01/35 10/32 at 100.00 N/R 2,134,825
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems
Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA- 2,225,840
2,170 Kingfisher Special Projects Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020,
4.000%, 3/01/28
No Opt. Call A 2,358,378

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A- $ 560,870
1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA- 1,471,942
800 Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021, 4.000%,
9/01/33
9/31 at 100.00 N/R 847,064
10,910 Total Oklahoma 12,008,397
Oregon - 0.2%
950 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/38
6/29 at 100.00 Aa2 1,080,274
2,000 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, Series 2017, 5.000%, 6/15/31
6/27 at 100.00 Aa1 2,264,920
150 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
1/23 at 100.00 N/R 151,104
3,100 Total Oregon 3,496,298
Pennsylvania - 3.4%
650 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/22
No Opt. Call Baa3 652,730
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 104,670
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
650 5.000%, 11/01/24 No Opt. Call BB- 637,839
710 5.000%, 11/01/29 11/27 at 100.00 BB- 636,614
50 5.000%, 11/01/37 11/27 at 100.00 BB- 41,121
160 4.000%, 11/01/47 11/27 at 100.00 BB- 112,086
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Reading Hospital & Medical Center Project, Series
2012A:
1,300 5.000%, 11/01/40 8/22 at 100.00 BB- 1,033,461
1,155 5.000%, 11/01/44 8/22 at 100.00 BB- 895,206
835 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 634,558
2,595 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/41
9/30 at 100.00 AA 2,642,670
Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017:
1,750 5.000%, 6/01/32 6/25 at 102.00 BB 1,766,310
1,760 5.000%, 6/01/37 6/25 at 102.00 BB 1,762,112
1,350 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB- 1,315,048
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017A:
1,000 5.000%, 12/15/26 No Opt. Call AA 1,120,120
500 5.000%, 12/15/27 No Opt. Call AA 566,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017B:
$ 500 5.000%, 12/15/26 No Opt. Call AA $ 560,060
500 5.000%, 12/15/27 No Opt. Call AA 566,570
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A 3,935,916
1,125 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 5.000%, 5/01/34
5/32 at 100.00 N/R 1,265,603
1,000 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB 989,750
500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/36
2/32 at 100.00 N/R 570,610
2,290 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45
3/25 at 100.00 A 2,371,570
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health System,
Series 2019:
2,000 4.000%, 8/15/44, (UB) (5) 8/29 at 100.00 AA 2,017,260
3,000 4.000%, 8/15/49, (UB) (5) 8/29 at 100.00 AA 3,009,270
500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 522,875
5,385 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/38
12/29 at 100.00 A1 6,001,798
1,845 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%,
9/01/36
3/27 at 100.00 A 1,976,272
935 Philadelphia Health and Educational Facilities Authority, Pennsylvania,
Revenue Bonds, Temple University Health System Obligated Group,
Series 2022, 5.000%, 7/01/35 - AGM Insured
7/32 at 100.00 N/R 1,048,733
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A2 1,603,545
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A2 3,198,030
600 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 - AGM
Insured
9/29 at 100.00 AA 692,256
4,740 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/38, (UB) (5)
6/29 at 100.00 Aa3 5,185,939
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3 761,540
590 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016, 5.000%, 1/15/35, (Pre-refunded
1/15/25)
1/25 at 100.00 Aa1 (4) 636,834
48,900 Total Pennsylvania 50,835,546
Rhode Island - 0.4%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A 1,605,480

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated
Group, Refunding Series 2016:
$ 1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+ $ 1,570,380
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+ 2,292,840
5,200 Total Rhode Island 5,468,700
South Carolina - 1.0%
Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/36 7/29 at 100.00 A1 1,129,590
800 5.000%, 7/01/37 7/29 at 100.00 A1 901,392
3,005 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Wofford College, Series 2019, 5.000%,
4/01/49
4/29 at 100.00 A- 3,175,654
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York Preparatory
Academy Project, Series 2014A:
75 5.750%, 11/01/23, (ETM), 144A No Opt. Call N/R (4) 77,294
180 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R (4) 200,475
785 South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%,
7/01/33, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 A+ (4) 850,854
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+ 3,075,805
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+ 476,483
Spartanburg County School District 7, South Carolina,
General Obligation Bonds, Series 2018B:
825 5.000%, 3/01/30 3/29 at 100.00 Aa1 964,574
1,495 5.000%, 3/01/38 3/29 at 100.00 Aa1 1,688,318
Spartanburg Regional Health Services District, Inc., South
Carolina, Hosptial Revenue Bonds, Series 2020A:
1,000 5.000%, 4/15/33 - AGM Insured 4/30 at 100.00 AA 1,150,430
1,050 5.000%, 4/15/35 - AGM Insured 4/30 at 100.00 AA 1,199,887
13,505 Total South Carolina 14,890,756
South Dakota - 1.1%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R 1,785,295
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 N/R 2,276,814
350 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/41
8/31 at 100.00 BBB- 327,632
South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017:
1,000 5.000%, 7/01/35 7/27 at 100.00 AA- 1,080,060
8,000 4.000%, 7/01/42 7/27 at 100.00 N/R 7,977,520
2,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA- 2,908,891
15,630 Total South Dakota 16,356,212
Tennessee - 0.6%
1,820 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 A 1,955,135

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,400 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/27
No Opt. Call BBB $ 1,530,424
830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3 890,067
1,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA (4) 1,545,480
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32,
(AMT)
7/25 at 100.00 A1 1,424,533
500 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 5.000%, 7/01/29
No Opt. Call N/R 578,090
1,245 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35,
(Pre-refunded 11/01/25)
11/25 at 100.00 AA+ (4) 1,372,476
8,645 Total Tennessee 9,296,205
Texas - 12.6%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36
8/27 at 100.00 AAA 1,703,190
560 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%,
12/01/35
6/27 at 100.00 AAA 616,129
1,125 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB- 1,088,021
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+ 525,515
500 5.000%, 1/01/33 1/27 at 100.00 BB+ 523,080
Austin, Texas, Airport System Revenue Bonds, Series
2017A:
890 5.000%, 11/15/35 11/26 at 100.00 A1 974,683
5,000 5.000%, 11/15/41 11/26 at 100.00 A1 5,431,850
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%,
11/15/46, (AMT)
11/26 at 100.00 A1 5,277,300
2,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/33, (AMT)
11/29 at 100.00 A1 2,232,060
3,200 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (5)
11/25 at 100.00 AA 3,388,224
Brazoria County Municipal Utility District 28, Texas, General
Obligation Bonds, Refunding Series 2021:
910 2.000%, 9/01/27 - AGM Insured 9/26 at 100.00 AA 906,442
645 2.000%, 9/01/28 - AGM Insured 9/26 at 100.00 AA 629,352
985 2.000%, 9/01/29 - AGM Insured 9/26 at 100.00 AA 945,413
505 2.000%, 9/01/30 - AGM Insured 9/26 at 100.00 AA 474,104
520 2.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 478,052
360 2.000%, 9/01/32 - AGM Insured 9/26 at 100.00 AA 322,373
1,750 Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond,
Refunding Limited Contract Tax & Subordinate Lien Series 2020,
5.000%, 3/01/49
3/27 at 100.00 AA+ 1,893,325

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,825 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A- (4) $ 1,851,207
1,210 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2016, 5.000%, 1/01/28
1/26 at 100.00 BBB+ 1,302,093
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2021B:
900 5.000%, 1/01/38 1/31 at 100.00 A- 995,427
1,150 5.000%, 1/01/39 1/31 at 100.00 A- 1,268,047
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 393,408
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 1,852,296
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Idea Public Schools, Series
2022A:
510 5.000%, 8/15/32 No Opt. Call N/R 581,017
555 4.000%, 8/15/34 8/32 at 100.00 N/R 568,753
410 4.000%, 8/15/35 8/32 at 100.00 N/R 418,889
50 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22
No Opt. Call BBB- 50,112
150 Corpus Christi, Texas, General Obligation Bonds, General Improvement
Series 2013, 5.000%, 3/01/27, (Pre-refunded 3/01/23)
3/23 at 100.00 AA (4) 152,946
5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 AA+ (4) 5,904,996
3,055 Dallas Fort Worth International Airport, Joint Revenue Bonds, Refunding
Series 2022B, 5.000%, 11/01/40 , (WI/DD, Settling 8/09/22)
11/32 at 100.00 N/R 3,499,350
5,980 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Improvement Series 2014B, 4.500%, 11/01/45, (Pre-refunded 11/01/22),
(AMT)
11/22 at 100.00 A+ (4) 6,022,936
765 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (4) 800,810
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2019:
1,280 5.000%, 3/01/30 3/29 at 100.00 AA- 1,467,021
1,190 5.000%, 3/01/31 3/29 at 100.00 AA- 1,362,871
1,790 5.000%, 3/01/32 3/29 at 100.00 AA- 2,041,889
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2019A:
350 4.000%, 3/01/34 3/30 at 100.00 AA- 375,316
370 4.000%, 3/01/35 3/30 at 100.00 AA- 394,464
390 4.000%, 3/01/36 3/30 at 100.00 AA- 413,529
540 4.000%, 3/01/37 3/30 at 100.00 AA- 564,899
590 4.000%, 3/01/38 3/30 at 100.00 AA- 609,293
500 4.000%, 3/01/39 3/30 at 100.00 AA- 511,130
1,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility System
Revenue Bonds, Refunding Series 2020, 4.000%, 3/01/45
3/30 at 100.00 AA- 1,009,890
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2021A:
1,250 3.000%, 3/01/37 3/31 at 100.00 AA- 1,183,800
1,330 4.000%, 3/01/38 3/31 at 100.00 AA- 1,378,425

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49, (UB) (5)
4/30 at 100.00 A+ $ 3,951,160
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%,
10/01/43, (UB) (5)
4/28 at 100.00 AA+ 5,514,900
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB- 1,247,958
955 4.500%, 9/01/32 9/27 at 100.00 BBB- 968,943
9,000 Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding
Series 2017A, 4.000%, 10/01/37
10/27 at 100.00 AAA 9,301,320
800 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 5.000%,
12/01/35
12/31 at 100.00 N/R 864,008
Houston, Texas, Airport System Revenue Bonds, Refunding
& Subordinate Lien Series 2018A:
2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1 2,905,770
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1 2,167,340
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1 1,891,382
1,665 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/32, (AMT)
7/28 at 100.00 AA 1,830,351
2,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/40, (AMT)
7/31 at 100.00 N/R 2,005,720
2,855 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2013A, 5.000%, 3/01/28, (Pre-refunded 3/01/23)
3/23 at 100.00 AA (4) 2,913,585
2,500 Keller Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34, (Pre-
refunded 2/15/25)
2/25 at 100.00 AAA (4) 2,631,350
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A 1,455,916
Lake Houston Redevelopment Authority, Texas, Tax
Increment Contract Revenue Bonds, Series 2021:
350 3.000%, 9/01/38 9/31 at 100.00 BBB- 288,180
350 3.000%, 9/01/40 9/31 at 100.00 BBB- 280,955
4,220 3.000%, 9/01/44 9/31 at 100.00 BBB- 3,241,424
Lazy Nine Municipal Utility District 1B, Travis County, Texas,
General Obligation Water and Sewer Bonds, Series 2021A:
525 2.000%, 3/01/35 - AGM Insured 3/27 at 100.00 AA 417,307
530 2.000%, 3/01/37 - AGM Insured 3/27 at 100.00 AA 401,316
4,825 Little Elm Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46
2/28 at 100.00 AAA 5,344,701
1,695 Lone Star College System, Harris, Montgomery and San Jacinto Counties,
Texas, Revenue Financing System Bonds, Refunding Series 2021,
3.000%, 2/15/36
2/31 at 100.00 AA 1,617,928
2,000 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/32, (AMT)
11/25 at 100.00 A1 2,117,720
1,250 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A+ 1,392,600
2,550 Lubbock, Texas, Electric Light and Power Revenue Bonds, Series 2021,
4.000%, 4/15/39
4/30 at 100.00 A+ 2,630,606

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Martin County Hospital District, Texas, General Obligation
Bonds, Refunding Series 2021:
$ 350 4.000%, 4/01/33 4/30 at 100.00 A3 $ 369,208
350 4.000%, 4/01/35 4/30 at 100.00 A3 364,465
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A 520,610
300 5.000%, 1/01/25 1/24 at 100.00 A 312,966
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
8/22 at 105.00 BB- 1,540,185
1,000 Montgomery County Municipal Utility District 47, Texas, Waterworks and
Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29
10/25 at 100.00 Aa3 902,380
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB- 1,675,662
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB- 1,114,378
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton,
LLC - Texas Woman's University Housing Project, Series 2018A-1,
5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA 626,137
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,500 5.000%, 7/01/23 No Opt. Call Caa1 1,275,000
750 5.000%, 7/01/30 7/25 at 100.00 Caa1 637,500
2,895 North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 1/01/29
1/26 at 100.00 BBB 3,068,063
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB- 3,062,189
North Houston Development Corporation, Texas, Tax
Increment Contract Revenue Bonds, Refunding Series
2019:
880 3.000%, 9/01/36 - AGM Insured 9/29 at 100.00 AA 804,857
1,000 3.000%, 9/01/37 - AGM Insured 9/29 at 100.00 AA 909,680
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A+ (4) 3,334,380
1,500 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2018, 5.000%, 1/01/31
1/28 at 100.00 A 1,690,245
Port Freeport, Brazoria County, Texas, Revenue Bonds,
Senior Lien Series 2018:
1,050 5.000%, 6/01/34, (AMT) 6/28 at 100.00 A+ 1,160,260
1,105 5.000%, 6/01/35, (AMT) 6/28 at 100.00 A+ 1,218,550
460 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call N/R (4) 484,076
1,000 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, University Incarnate Word Project, Refunding &
Improvement Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 Baa1 982,620
1,500 San Antonio, Texas, Airport System Revenue Bonds, Improvement Series
2015, 5.000%, 7/01/45, (AMT)
7/25 at 100.00 A1 1,559,145

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2016C, 4.000%, 5/15/37
11/26 at 100.00 AA $ 1,027,160
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017, 5.000%,
10/01/39
10/27 at 100.00 AA- 982,320
3,975 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020,
3.000%, 12/01/40
12/29 at 100.00 AA 3,570,703
1,405 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/30
No Opt. Call A3 1,545,135
Texas Municipal Power Agency, Revenue Bonds,
Transmisison System, Refunding Series 2021:
3,000 2.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 2,571,420
1,000 3.000%, 9/01/36 - AGM Insured 9/26 at 100.00 AA 940,550
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
2,000 5.000%, 12/31/31 12/29 at 100.00 Baa2 2,200,620
3,185 5.000%, 12/31/34 12/29 at 100.00 Baa2 3,445,660
2,420 5.000%, 12/31/36 12/29 at 100.00 Baa2 2,603,485
1,750 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 Baa2 1,770,615
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 347,385
455 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 469,888
1,200 Texas State, General Obligation Bonds, College Student Loan Series 2014,
6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA 1,293,984
1,140 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/29
8/24 at 100.00 A- 1,189,636
1,250 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46
10/26 at 100.00 AAA 1,360,900
1,105 Travis County Water Control and Improvement District 17, Steiner Ranch
Defined Area, Texas, General Obligation Bonds, Refunding Series 2020,
3.000%, 5/01/29 - BAM Insured
No Opt. Call AA 1,132,890
2,000 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2017C, 5.000%, 2/15/29
2/26 at 100.00 AA 2,195,160
1,185 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021, 3.000%, 9/01/38
9/31 at 100.00 Baa2 1,023,473
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 BBB 1,700,288
1,070 Viridian Municipal Management District, Texas, Unlimited Tax Revenue
Bonds, Utility Improvement Series 2021, 2.250%, 12/01/37 - AGM
Insured
12/27 at 100.00 N/R 831,518
Washington County Junior College District, Texas,
Combined Fee Revenue Bonds, Refunding Series 2020:
1,700 5.000%, 10/01/29 - AGM Insured No Opt. Call AA 1,977,644
1,385 4.000%, 10/01/31 - AGM Insured 10/30 at 100.00 AA 1,508,030

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28
8/24 at 100.00 Aaa $ 874,096
179,315 Total Texas 185,941,483
Utah - 2.3%
2,855 Holladay, Utah, Sales Tax Revenue Bonds, Series 2022, 5.000%, 11/15/42 11/32 at 100.00 N/R 3,304,862
Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A:
4,000 5.000%, 7/01/39 7/31 at 100.00 N/R 4,660,320
5,000 5.000%, 7/01/40 7/31 at 100.00 N/R 5,784,850
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+ 1,430,022
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R 1,608,437
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
1,875 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A 2,029,406
2,280 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A 2,463,609
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A 2,227,720
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A:
560 4.000%, 6/15/31 6/28 at 103.00 N/R 524,294
145 4.000%, 6/15/41 6/28 at 103.00 N/R 119,801
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA 558,275
500 5.000%, 10/15/31 10/27 at 100.00 AA 557,500
Utah Charter School Finance Authority, Utah, Charter
School Revenue Bonds, Spectrum Academy Project, Series
2020:
705 4.000%, 4/15/30 No Opt. Call Aa2 760,639
760 4.000%, 4/15/32 4/30 at 100.00 Aa2 807,348
5,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc,
Series 2020A, 5.000%, 5/15/43, (UB) (5)
5/30 at 100.00 AA+ 5,598,100
400 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2016B, 4.000%, 5/15/47
5/24 at 100.00 AA+ 400,020
750 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/38
4/31 at 100.00 BBB- 697,177
30,540 Total Utah 33,532,380
Vermont - 0.2%
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, University of Vermont Medical
Center Project, Green Series 2016B:
1,270 5.000%, 12/01/37 6/26 at 100.00 A+ 1,349,426
1,500 5.000%, 12/01/38 6/26 at 100.00 A+ 1,591,440
2,770 Total Vermont 2,940,866
Virginia - 1.3%
1,065 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA 1,132,777

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 2,000 Fairfax County Economic Development Authority, Virginia, Transportation
Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B,
3.000%, 4/01/36
4/26 at 100.00 AA+ $ 1,902,320
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds,Mary Washington Healthcare Obligated Group, Refunding Series
2014, 5.000%, 6/15/33
6/24 at 100.00 A3 1,440,292
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 2,968,830
1,005 Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds,
Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 5.375%, 1/01/35
1/25 at 100.00 N/R 1,022,095
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A3 515,745
815 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA 1,051,766
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB 1,820,140
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
3,335 5.000%, 1/01/33, (AMT) 1/32 at 100.00 N/R 3,724,095
1,585 5.000%, 7/01/34, (AMT) 1/32 at 100.00 N/R 1,754,674
720 5.000%, 12/31/38, (AMT) 12/32 at 100.00 N/R 785,174
810 5.000%, 6/30/39, (AMT) 12/32 at 100.00 N/R 887,371
17,960 Total Virginia 19,005,279
Washington - 1.1%
Camas, Washington, Water and Sewer Revenue Bonds,
Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3 802,497
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3 1,393,803
3,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/35, (UB) (5)
11/26 at 100.00 AAA 3,310,350
1,915 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2019A, 5.000%, 7/01/36
7/29 at 100.00 Aa2 2,196,735
1,705 King County School District 415 Kent, Washington, General Obligation
Bonds, Series 2019, 4.000%, 12/01/38
12/29 at 100.00 Aaa 1,769,807
1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA 1,497,912
400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/28
No Opt. Call BBB+ 442,652
2,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (5)
10/27 at 100.00 Aa2 2,123,620
2,100 Washington State, Certificates of Participation, State & Local Agency Real
& Personal Property Series 2020B, 5.000%, 7/01/39
7/30 at 100.00 Aa1 2,366,112
14,450 Total Washington 15,903,488
West Virginia - 0.7%
1,000 Marshall University, West Virginia, University Revenue Bonds, Refunding &
Improvement Series 2020A, 3.000%, 5/01/46 - AGM Insured
5/30 at 100.00 AA 855,780

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A $ 253,167
1,035 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 4.000%,
6/01/51
6/28 at 100.00 N/R 1,020,117
2,545 West Virginia State, General Obligation Bonds, State Road Series 2019A,
5.000%, 6/01/41
6/29 at 100.00 Aa2 2,858,111
2,840 West Virginia State, General Obligation Bonds, State Road Series 2021A,
5.000%, 6/01/38
6/31 at 100.00 Aa2 3,284,375
1,250 West Virginia Water Development Authority, Infrastructure Excess Lottery
Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series
2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA 1,323,675
8,920 Total West Virginia 9,595,225
Wisconsin - 1.9%
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,950 5.000%, 6/01/38 6/30 at 100.00 A+ 3,210,219
5,585 4.000%, 6/01/45 6/30 at 100.00 A+ 5,341,103
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB- 1,808,512
485 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Tender Option Bond Trust 2015-XF0127, 13.996%, 4/01/38, (Pre-
refunded 4/01/23), 144A, (IF) (5)
4/23 at 100.00 AA- (4) 528,888
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 A- 2,542,743
335 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 BBB+ 350,520
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 2,095,705
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (4) 797,279
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/35
4/27 at 100.00 AA 5,383,400
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
1,000 4.000%, 12/01/51 12/26 at 100.00 N/R 824,270
1,000 4.000%, 12/01/56 12/26 at 100.00 N/R 803,370
1,505 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R (4) 1,643,084
100 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/26
7/24 at 100.00 A 104,921
800 Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2021C, 2.100%, 9/01/32
9/30 at 100.00 N/R 718,400
1,850 Wisconsin State, Transportation Revenue Bonds, Series 2021A, 3.000%,
7/01/41
7/30 at 100.00 AAA 1,699,188
27,335 Total Wisconsin 27,851,602

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming - 0.1%
$ 1,000 Wyoming Municipal Power Agency, Power Supply System Revenue Bonds,
Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded 1/01/27) -
BAM Insured
1/27 at 100.00 A2 (4) $ 1,132,480
$ 1,459,472 Total Long-Term Investments (cost $1,590,440,717) 1,543,616,783
Floating Rate Obligations - (6.7)% (98,865,000)
Other Assets Less Liabilities -   2.2% 32,543,112
Net Assets - 100% $ 1,477,294,895
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
July 31, 2022
See accompanying notes to financial statements.

Municipal Total
Return Managed
Accounts
Portfolio
Assets
Long-term investments, at value
†
$ 1,543,616,783
Cash 28,038,686
Receivable for interest 15,940,728
Receivable for investments sold 4,695,000
Receivable for reimbursement from Adviser 135,422
Receivable for shares sold 4,282,581
Other assets 112,010
Total assets 1,596,821,210
Liabilities
Floating rate obligations 98,865,000
Payable for dividends 973,614
Payable for interest 430,462
Payable for investments purchased - when-issued/delayed-delivery settlement 15,117,750
Payable for shares redeemed 3,683,660
Accrued expenses:
Trustees fees 62,228
Other 393,601
Total liabilities 119,526,315
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 1,477,294,895
Shares outstanding 140,375,455
Net assets value ("NAV") per share 10.52
†
Long-term investments, cost $ 1, 590,440,717
Municipal Total
Return Managed
Accounts
Portfolio
Fund level net assets consist of:
Capital paid-in $ 1,569,396,216
Total distributable earnings (loss) (92,101,321)
Fund level net assets $ 1,477,294,895
Authorized shares Unlimited
Par value per share $ 0.01

Statement of Operations
July 31, 2022
See accompanying notes to financial statements.

Municipal Total
Return Managed
Accounts
Portfolio
Investment Income
Interest $ 45,811,190
Total Investment Income 45,811,190
Expenses
–
Shareholder servicing agent fees 332,756
Interest expense 1,011,500
Custodian expenses, net 165,301
Trustees fees 49,747
Professional fees 123,809
Shareholder reporting expenses 36,171
Federal and state registration fees 108,324
Other 25,938
Total expenses before fee waiver/expense reimbursement 1,853,546
Fee waiver/expense reimbursement (883,491)
Net expenses 970,055
Net investment income (loss) 44,841,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (41,808,765)
Change in net unrealized appreciation (depreciation) of investments (164,648,032)
Net realized and unrealized gain (loss) (206,456,797)
Net increase (decrease) in net assets from operations $ (161,615,662)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Municipal Total Return Managed Accounts
Portfolio
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income (loss) $ 44,841,135 $ 41,524,230
Net realized gain (loss) from investments (41,808,765) 2,220,950
Change in net unrealized appreciation (depreciation) of investments (164,648,032) 29,773,634
Net increase (decrease) in net assets from operations (161,615,662) 73,518,814
Distributions to Shareholders
Dividends (45,011,083) (41,655,713)
Decrease in net assets from distributions to shareholders (45,011,083) (41,655,713)
Fund Share Transactions
Proceeds from sale of shares 538,514,543 487,203,451
Proceeds from shares issued to shareholders due to reinvestment of distributions 32,748,357 29,181,377
571,262,900 516,384,828
Cost of shares redeemed (518,414,786) (276,057,563)
Net increase (decrease) in net assets from Fund share transactions 52,848,114 240,327,265
Net increase (decrease) in net assets (153,778,631) 272,190,366
Net assets at the beginning of period 1,631,073,526 1,358,883,160
Net assets at the end of period $ 1,477,294,895 $ 1,631,073,526

Financial Highlights

Municipal Total Return Managed Accounts Portfolio
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
2022 $ 11.95 $ 0.32 $ (1.43) $ (1.11) $ (0.32) $ — $ (0.32) $ 10.52
2021 11.71 0.33 0.24 0.57 (0.33) — (0.33) 11.95
2020 11.50 0.35 0.21 0.56 (0.35) — (0.35) 11.71
2019 10.94 0.38 0.56 0.94 (0.38) — (0.38) 11.50
2018 11.12 0.38 (0.18) 0.20 (0.38) — (0.38) 10.94
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate(e)
( 9 .42 ) % $ 1,477,295 0 .11% 0 .05% 0 .06% — 2 .81% 32%
4 .96 1,631,074 0 .10 0 .05 0 .05 — 2 .80 7
5 .00 1,358,883 0 .18 0 .06 0 .12 — 3 .07 19
8 .75 1,220,749 0 .18 0 .06 0 .12 — 3 .41 20
1 .81 958,897 0 .16 0 .07 0 .09 — 3 .45 30

Notes to Financial Statements

1. General Information
Trust and Fund Information
The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Municipal Total Return Managed Accounts Portfolio (the “Fund”), as
a diversified fund, among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.
The Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC (“Nuveen”). the Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The
Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
Current Fiscal Period
The end of the reporting period for the Fund is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended
July 31, 2022 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen. Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC
(the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, the Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by the Fund was as follows:
Fund
Gross
Custodian Fee
Credits
Municipal Total Return Managed Accounts Portfolio
$ 21,747

Notes to Financial Statements
(continued)
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund’s financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The Fund holds liabilities in floating rate obligations, which are not reflected in the tables above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 –
Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying
Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
Municipal Total Return Managed Accounts Portfolio
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,543,616,783 $ – $ 1,543,616,783
Total
$ – $ 1,543,616,783 $ – $ 1,543,616,783
* Refer to the Fund's Portfolio of Investments for state classifications.

Notes to Financial Statements
(continued)
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facilities.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return Managed Accounts Portfolio
$ 98,865,000 $ 6,400,000 $ 105,265,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Municipal Total Return Managed Accounts Portfolio
$ 124,412,000 0.79%

As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which the Fund may invest, which are considered portfolio securities for financial reporting purposes, the Fund is authorized to invest in certain other derivative instruments.  The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Municipal Total Return Managed Accounts Portfolio
$ 98,865,000 $ 6,400,000 $ 105,265,000
Fund
Purchases
Sales and
Maturities
Municipal Total Return Managed Accounts Portfolio
$ 541,254,911 $ 495,114,565

Notes to Financial Statements
(continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund is subject to federal taxation.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
Year Ended
7/31/22
Year Ended
7/31/21
Municipal Total Return Managed Accounts Portfolio Shares Amount Shares Amount
Shares sold 48,526,854 538,514,543 41,441,915 487,203,451
Shares issued to shareholders due to reinvestment of distributions 2,939,662 32,748,357 2,483,938 29,181,377
Shares redeemed (47,621,496) (518,414,786) (23,479,338) (276,057,563)
Net increase (decrease) 3,845,020 $52,848,114 20,446,515 $240,327,265
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Municipal Total Return Managed Accounts Portfolio
$ 1,491,368,800 $ 16,793,004 $ (63,410,245) $ (46,617,241)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Municipal Total
Return Managed
Accounts
Portfolio
$ 4,852,253 $ 400 $ — $ (46,617,240) $ (46,556,689) $ — $ (3,780,045) $ (92,101,321)
1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period July 1, 2022 through July 31, 2022 and paid on August 1, 2022.
7/31/22 7/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Municipal Total Return Managed
Accounts Portfolio
$ 45,001,561 $ 9,522 $ — $ 41,655,713 $ — $ —
1 The Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Fund had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The Adviser does not charge any management fees or other expenses directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Fund from the fee charged at the separately managed account level.
8. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments.
From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Fund
Short-Term Long-Term Total
Municipal Total Return Managed Accounts Portfolio
$ 24,079,540 $ 22,477,149 $ 46,556,689
Fund
Maximum
Outstanding
Balance
Municipal Total Return Managed Accounts Portfolio
$ 18,000,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Municipal Total Return Managed Accounts Portfolio
6 $ 12,433,333 2.03%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Municipal Total Return Managed Accounts Portfolio $ —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg 7 Year Municipal Bond Index
: An index designed to measure the performance of tax-exempt U.S. investment-
grade municipal bonds with remaining maturities of 7 to 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn,
(a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater’’) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond.
The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’
holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refund Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets heId by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940
Act”)) (the “Independent Board Members”), approved the renewal of the management agreement (the “Investment Management Agreement”)
with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to the Fund and the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to the Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the
Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and Sub-Advisory Agreement
on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams;
compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The
Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund
Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance with a focus on any performance outliers; an analysis of certain fee and expense information; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the
Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreement and the Sub-Advisory
Agreement separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Fund.

The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers). With respect to the Fund, however, the Board recognized that the Fund may not require the same level of shareholder services as other Nuveen funds given that it is sold via separate managed accounts.
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. For Nuveen open-end funds with multiple classes, the performance data was generally based on Class A shares; however, the performance of other classes, if any, should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns.
Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective performance peer group and/or benchmark(s) would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or performance peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to the Fund are summarized below.
The Board noted that, given the unique nature of the Fund, the Fund does not have peers. In considering the performance of the Fund relative to its benchmark, the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31,
2021. Although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31, 2022, the Fund outperformed its benchmark for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
The Fund is sold via separate managed accounts which pay the Adviser a managed account management fee. As the Adviser is compensated from the applicable managed accounts, the Fund does not pay the Adviser a management fee. Further, the Adviser had agreed to pay or reimburse the Fund’s expenses (except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). Given the unique fee arrangement, the Fund does not have a peer group and therefore a comparative peer analysis was not provided for the Fund. In addition, as the Adviser pays nearly all the Fund’s expenses, the Board recognized that the Fund’s expenses were also not comparable to a peer group or to other Nuveen funds. The managed account management fee was an asset-based fee based on the entire separate managed account portfolio, including the portion invested in the
Fund. The managed account management fee paid to the Adviser therefore represented an implied management fee for managing the
Fund and an implied management fee for managing individual municipal bonds. To evaluate the fee arrangement, the Independent Board
Members reviewed the range of fees paid by the managed separate accounts, the implied management fee for the Fund, the range of implied fees for managing individual municipal bonds, and the methodology utilized to develop these implied management fees.
Based on its review of the information provided, the Board recognized the Fund’s unique fee and expense structure, in which the Fund does not have a management fee and the Adviser pays nearly all the Fund’s expenses, and determined the arrangement was reasonable.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. Given that the Fund is sold via separate managed accounts, the Board recognized that the Fund may not require the same level of shareholder services as other Nuveen funds. Further, as noted, given the Fund’s unique fee and expense structure pursuant to which the Fund does not pay management fees and the expenses are primarily reimbursed, comparisons with peers were not available.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The boards governing the Nuveen funds have noted that Nuveen generally has employed these various methods and have considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the boards governing the Nuveen funds have recognized that the management fee of the
Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. However, the Independent Board Members noted that because the Fund does not pay a management fee, there are no applicable fund-level or complex-wide level breakpoint schedules, although its assets would be counted toward the complex-wide total.
In addition, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds
(including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020). The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. In this regard, as noted above, the Fund is reimbursed nearly all of its expenses by the Adviser. In addition, as noted above, the Independent Board Members recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable)
was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members noted that various sub-advisers (including the
Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the
Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the Fund’s fee arrangement was reasonable and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MAPS-0722D 2399420-INV-Y-09/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended July 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Municipal Total Return Managed Accounts Portfolio	41,175	0	82	0

Total	$41,175	$0	$82	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Municipal Total Return Managed Accounts Portfolio	0%	0%	0%	0%

July 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Municipal Total Return Managed Accounts Portfolio	34,405	0	0	0

Total	$34,405	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Municipal Total Return Managed Accounts Portfolio	0%	0%	0%	0%

Fiscal Year Ended July 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Managed Accounts Portfolio Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Managed Accounts Portfolio Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)
Fund Name
Municipal Total Return Managed Accounts Portfolio	82	0	82

Total	$82	$0	$82

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)
Fund Name
Municipal Total Return Managed Accounts Portfolio	0	0	0

Total	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: October 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: October 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: October 7, 2022